Note 16 - Quarterly Results of Operations (Unaudited) - Summary of Quarterly Results of Operations (Details) - USD ($)	3 Months Ended												12 Months Ended
	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Sales	$ 12,284,765	$ 11,649,528	$ 12,573,899	$ 10,905,795	$ 12,095,826	$ 11,294,756	$ 12,989,990	$ 12,333,174	$ 8,249,668	$ 10,587,187	$ 10,060,242	$ 9,766,167	$ 47,413,987	$ 48,713,746	$ 38,663,264
Gross profit	3,381,155	3,345,065	3,082,933	1,413,823	$ 4,023,629	$ 3,764,429	$ 3,755,951	$ 3,266,584	$ 2,765,380	$ 3,584,612	$ 3,466,151	$ 2,624,740	11,222,976	14,810,593	12,440,883
Net loss	$ (706,762)	$ (259,697)	$ (1,506,699)	$ (4,846,698)									$ (7,319,856)	$ (98,116)	$ 294,163
Basic (in dollars per share)	$ (0.07)	$ (0.03)	$ (0.15)	$ (0.47)	$ 0.02	$ 0	$ (0.01)	$ (0.03)	$ 0	$ 0.01	$ 0.03	$ (0.02)	$ (0.71)	$ (0.01)	$ 0.03
Diluted (in dollars per share)	$ (0.07)	$ (0.03)	$ (0.15)	$ (0.47)	$ 0.02	$ 0	$ (0.01)	$ (0.03)	$ 0	$ 0.01	$ 0.03	$ (0.02)	$ (0.71)	$ (0.01)	$ 0.03
Net income (loss)					$ 217,161	$ 10,671	$ (66,863)	$ (259,085)	$ 23,994	$ 145,630	$ 316,086	$ (191,547)